Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Significant Accounting Policies [Abstract]
Net Trade Accounts Receivable Disaggregated by Revenue Source
The following table presents the Company's net trade accounts receivable disaggregated by revenue source as at September 30, 2018 and as at December 31, 2017:

	September 30, 2018	December 31, 2017
Accounts receivable trade, net from spot charters	2,235	1,855
Accounts receivable trade, net from time charters	1,283	1,771
Total	3,518	3,626

Revenue Disaggregated by Revenue Source
The following table presents the Company's revenue disaggregated by revenue source for the nine-month periods ended September 30, 2018 and 2017:

	September 30,
	2018	2017
Vessel revenues derived from spot charters	50,684	40,141
Vessel revenues derived from time charters	16,187	12,377
Total	68,871	52,518

Commissions Disaggregated by Revenue Source
The following table presents the Company's commissions disaggregated by revenue source for the nine-month periods ended September 30, 2018 and 2017:

	September 30,
	2018	2017
Commissions derived from spot charters	(1,914)	(1,559)
Commissions derived from time charters	(428)	(414)
Total	(2,342)	(1,973)

Voyage Expenses Disaggregated by Revenue Source
The following table presents the Company's voyage expenses disaggregated by revenue source for the nine-month periods ended September 30, 2018 and 2017:

	September 30,
	2018	2017
Voyage expenses derived from spot charters	(26,196)	(24,360)
Voyage expenses derived from time charters	(992)	(1,724)
Total	(27,188)	(26,084)

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the nine-month periods ended September 30, 2018 and 2017 were:

Customer	2018	2017
A	27%	13%
B	19%	-
C	10%	13%
D	-	12%
E	-	10%
Total	56%	48%